Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000006724 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006724 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006724 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006724 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006724 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006724 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006724 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006724 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006724 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006726 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006726 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006726 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006726 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006726 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006726 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006726 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006726 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006726 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006727 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006727 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006727 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006727 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006727 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006727 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006727 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006727 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006727 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006728 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006728 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006728 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006728 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006728 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006728 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006728 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006728 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006728 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006730 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006730 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006730 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006730 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006730 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006730 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006730 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006730 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006730 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006732 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006732 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006732 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006732 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006732 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006732 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006732 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006732 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006732 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006733 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006733 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006733 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006733 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006733 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006733 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006733 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006733 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006733 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000006725 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006725 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000006725 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006725 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006725 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006725 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000006725 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000006725 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000006725 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000126364 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000126364 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000126364 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000126364 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126364 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000126364 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000126364 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000126364 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.00%
C000126364 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%